UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          510 Madison Avenue, 11th floor
                                   New York, New York 10022

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:

/s/ Ari Burstein, New York, New York                  February 14, 2013

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       43
Total:
Form 13F Information Table Value       $ 1,758,182
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE     SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------    -------   --   --   ------  ------    ------   ------ -----
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0       007903AL1       6086   6500000 PRN        SOLE              6500000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0       018581AD0      90999  49450000 PRN        SOLE             49450000
ALPHA NATURAL RESOURCES INC   COM                   02076X102       9740   1000000  SH  PUT   SOLE              1000000
AMAZON COM INC                COM                   023135106     100348    400000  SH  PUT   SOLE               400000
ANIXTER INTL INC              NOTE 1.000% 2/1       035290AJ4      14869  13000000 PRN        SOLE             13000000
APPLE INC                     COM                   037833100     115109    216300  SH  PUT   SOLE               216300
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1       03938LAK0      32699  31400000 PRN        SOLE             31400000
BIOMARIN PHARMACEUTICAL INC   NOTE 1.875% 4/2       09061GAD3      24680  10000000 PRN        SOLE             10000000
CHESAPEAKE ENERGY CORP        NOTE 2.750%11/1       165167BW6       1926   2000000 PRN        SOLE              2000000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1       165167BZ9       3151   3500000 PRN        SOLE              3500000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1       165167CA3      12825  14500000 PRN        SOLE             14500000
COVANTA HLDG CORP             NOTE 3.250% 6/0       22282EAC6      18260  15000000 PRN        SOLE             15000000
D R HORTON INC                NOTE 2.000% 5/1       23331ABB4      60542  38320000 PRN        SOLE             38320000
DELL INC                      COM                   24702R101      10140   1000000  SH CALL   SOLE              1000000
E M C CORP MASS               NOTE 1.750%12/0       268648AM4     202905 127191000 PRN        SOLE            127191000
ELECTRONIC ARTS INC           NOTE 0.750% 7/1       285512AA7      27315  29500000 PRN        SOLE             29500000
ENDO HEALTH SOLUTIONS INC     NOTE 1.750% 4/1       29264FAB2      29418  26650000 PRN        SOLE             26650000
EQUINIX INC                   NOTE 3.000%10/1       29444UAG1      52658  26932000 PRN        SOLE             26932000
FAIRPOINT COMMUNICATIONS INC  COM NEW               305560302        121     15193  SH        SOLE                15193
FEI CO                        NOTE 2.875% 6/0       30241LAF6      21161  11175000 PRN        SOLE             11175000
FORD MTR CO DEL               COM PAR $0.01         345370860       7770    600000  SH  PUT   SOLE               600000
GENERAL MTRS CO               *W EXP 07/10/201      37045V126       6422    514187  SH        SOLE               514187
GENWORTH FINL INC             COM CL A              37247D106      11265   1500000  SH        SOLE              1500000
GILEAD SCIENCES INC           NOTE 1.000% 5/0       375558AN3     258139 157400000 PRN        SOLE            157400000
HEALTH CARE REIT INC          NOTE 3.000%12/0       42217KAR7      29870  24283000 PRN        SOLE             24283000
HOLOGIC INC                   DEBT 2.000% 3/0       436440AC5      16811  17000000 PRN        SOLE             17000000
ISTAR FINL INC                NOTE 3.000%11/1       45031UBR1      15320  15000000 PRN        SOLE             15000000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0       502413AW7       2530   2500000 PRN        SOLE              2500000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1       549463AG2       4625   5000000 PRN        SOLE              5000000
MORGAN STANLEY                COM NEW               617446448       9560    500000  SH  PUT   SOLE               500000
OLD REP INTL CORP             COM                   680223104       1224    114900  SH        SOLE               114900
PROLOGIS                      NOTE 3.250% 3/1       74340XAT8      52596  46322000 PRN        SOLE             46322000
SALESFORCE COM INC            NOTE 0.750% 1/1       79466LAB0      40021  20000000 PRN        SOLE             20000000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0       78388JAN6      87197  51148000 PRN        SOLE             51148000
SPDR S&P 500 ETF TR           TR UNIT               78462F103     142410   1000000  SH  PUT   SOLE              1000000
TELEFLEX INC                  NOTE 3.875% 8/0       879369AA4      35269  27461000 PRN        SOLE             27461000
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0       896818AB7      13446   5600000 PRN        SOLE              5600000
UNITED RENTALS INC            NOTE 4.000%11/1       911363AL3      20618   5000000 PRN        SOLE              5000000
UNITED STATES STL CORP NEW    NOTE 4.000% 5/1       912909AE8      79025  73390000 PRN        SOLE             73390000
VIRGIN MEDIA INC              NOTE 6.500%11/1       92769LAB7      41185  20000000 PRN        SOLE             20000000
VIROPHARMA INC                NOTE 2.000% 3/1       928241AH1      12596   9000000 PRN        SOLE              9000000
WEBMD HEALTH CORP             NOTE 2.500% 1/3       94770VAF9       1690   2000000 PRN        SOLE              2000000
WESTERN REFNG INC             NOTE 5.750% 6/1       959319AC8      33644  11500000 PRN        SOLE             11500000